PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES CARRYING AMOUNT BY CURRENCY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 695,522	$ 106,593		¥ 366,077
RMB
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	695,522			365,364
HKD
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 0			¥ 713

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.